OTHER INVESTMENTS (Schedule of Equity Investments Designated as FVTOCI) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity investments designated as FVTOCI	$ 8,750	$ 9,253
Public companies [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity investments designated as FVTOCI	6,633	9,253
Private companies [Member]
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity investments designated as FVTOCI	$ 2,117